GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED AUGUST 15, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2025, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME, FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A HERETO (TOGETHER, THE “FUNDS”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective on or about August 15, 2025, the Securities Lending Agent for certain Funds will transition from Brown Brothers Harriman & Co. to Mitsubishi UFJ Trust and Banking Corporation.

1.The first and second paragraphs in the section of the Funds' SAI titled “MANAGEMENT OF THE TRUST - SECURITIES LENDING AGENTS” are hereby deleted in their entirety and replaced with the following paragraphs:

The Board of Trustees has approved the participation of certain of the Funds in a securities lending program. Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) serves as the securities lending agent for the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, and the Global X Russell 2000 ETF. Prior to August 15, 2025, BBH served as the Securities Lending Agent for these Funds.
BNY Mellon (together with MUTB, each a “Securities Lending Agent”) serves as the securities lending agent for The Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X Copper Miners ETF, Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, and the Global X E-commerce ETF.
2.The section of the Funds' SAI titled “OTHER INFORMATION - SECURITIES LENDING AGENTS” is hereby deleted in its entirety and replaced with the following:
The Bank of New York Mellon and Mitsubishi UFJ Trust and Banking Corporation serve as the securities lending agents for the Trust.
SCHEDULE A

FUND NAME

Global X MSCI Colombia ETF	Global X E-commerce ETF
Global X MSCI China Consumer Discretionary ETF	Global X S&P Catholic Values Developed ex-U.S. ETF
Global X MSCI Norway ETF	Global X NASDAQ 100® Collar 95-110 ETF
Global X FTSE Southeast Asia ETF	Global X NASDAQ 100® Tail Risk ETF
Global X MSCI Argentina ETF	Global X S&P 500® Collar 95-110 ETF
Global X MSCI Greece ETF	Global X S&P 500® Tail Risk ETF
Global X DAX Germany ETF	Global X Disruptive Materials ETF
Global X MSCI Vietnam ETF	Global X Russell 2000 ETF
Global X Copper Miners ETF	Global X U.S. Electrification ETF

Global X Silver Miners ETF	Global X S&P 500® Covered Call ETF
Global X Gold Explorers ETF	Global X NASDAQ 100® Covered Call ETF
Global X Uranium ETF	Global X Russell 2000 Covered Call ETF
Global X Lithium & Battery Tech ETF	Global X Nasdaq 100® Covered Call & Growth ETF
Global X SuperDividend® ETF	Global X S&P 500® Covered Call & Growth ETF
Global X Social Media ETF	Global X NASDAQ 100® Risk Managed Income ETF
Global X Guru® Index ETF	Global X S&P 500® Risk Managed Income ETF
Global X SuperIncome™ Preferred ETF	Global X Dow 30® Covered Call ETF
Global X SuperDividend® U.S. ETF	Global X Russell 2000 Covered Call & Growth ETF
Global X SuperDividend® REIT ETF	Global X Dow 30® Covered Call & Growth ETF
Global X Renewable Energy Producers ETF	Global X S&P 500 Quality Dividend Covered Call ETF
Global X S&P 500® Catholic Values ETF	Global X MLP & Energy Infrastructure Covered Call ETF
Global X MSCI SuperDividend® EAFE ETF	Global X S&P Catholic Values U.S. Aggregate Bond ETF
Global X MSCI SuperDividend® Emerging Markets ETF	Global X Information Technology Covered Call & Growth ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED AUGUST 15, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2025, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME, FOR THE GLOBAL X BITCOIN TREND STRATEGY ETF (THE “FUND”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective on or about August 15, 2025, the Fund’s Securities Lending Agent will transition from Brown Brothers Harriman & Co. to Mitsubishi UFJ Trust and Banking Corporation. Accordingly, the following changes will occur:

1.The first and second paragraphs in the section of the Fund’s SAI titled “MANAGEMENT OF THE TRUST - SECURITIES LENDING AGENTS” are hereby deleted in their entirety and replaced with the following paragraphs:

The Board of Trustees has approved the participation of the Global X Bitcoin Trend Strategy ETF in a securities lending program. Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) serves as the securities lending agent (“Securities Lending Agent”) for the Global X Bitcoin Trend Strategy ETF.
Prior to August 15, 2025, BBH served as the Securities Lending Agent for the Global X Bitcoin Trend Strategy ETF.
2.The section of the Fund’s SAI titled “OTHER INFORMATION - SECURITIES LENDING AGENTS” is hereby deleted in its entirety and replaced with the following:
The Bank of New York Mellon and Mitsubishi UFJ Trust and Banking Corporation serve as the securities lending agents for the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED AUGUST 15, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED APRIL 1, 2025, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME, FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A HERETO (TOGETHER, THE “FUNDS”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

For the Funds listed in Schedule A hereto, effective on or about August 15, 2025, the Funds’ Securities Lending Agent will transition from Brown Brothers Harriman & Co. to Mitsubishi UFJ Trust and Banking Corporation. Accordingly, the following changes will occur:

1.The first paragraph in the section of the Funds' SAI titled “MANAGEMENT OF THE TRUST - SECURITIES LENDING AGENTS” is hereby deleted in its entirety and replaced with the following paragraph:

The Board of Trustees has approved each Fund's participation in a securities lending program. Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) and BNY Mellon serve as securities lending agents for the Trust (each a “Securities Lending Agent”). MUTB serves as the securities lending agent for the Global X Cloud Computing ETF, the Global X Millennial Consumer ETF, the Global X HealthTech ETF (formerly known as the Global X Telemedicine & Digital Health ETF), the Global X U.S. Infrastructure Development ETF, the Global X MLP & Energy Infrastructure ETF, the Global X Alternative Income ETF, the Global X Conscious Companies ETF, the Global X U.S. Preferred ETF, the Global X Adaptive U.S. Factor ETF, the Global X Variable Rate Preferred ETF and the Global X Adaptive U.S. Risk Management ETF. Prior to August 15, 2025, BBH served as the Securities Lending Agent for these Funds.
2.The section of the Funds' SAI titled “OTHER INFORMATION - SECURITIES LENDING AGENTS” is hereby deleted in its entirety and replaced with the following:
The Bank of New York Mellon and Mitsubishi UFJ Trust and Banking Corporation serve as the securities lending agents for the Trust.
SCHEDULE A

FUND NAME
Global X Cloud Computing ETF	Global X Conscious Companies ETF
Global X Millennial Consumer ETF	Global X U.S. Preferred ETF
Global X U.S. Infrastructure Development ETF	Global X S&P 500® Quality Dividend ETF
Global X MLP ETF	Global X Adaptive U.S. Factor ETF
Global X MLP & Energy Infrastructure ETF	Global X Variable Rate Preferred ETF
Global X Alternative Income ETF	Global X Adaptive U.S. Risk Management ETF
Global X HealthTech ETF (formerly known as the Global X Telemedicine & Digital Health ETF)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(THE “TRUST”)

SUPPLEMENT DATED AUGUST 15, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 15, 2025, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME, FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A HERETO (TOGETHER, THE “FUNDS”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

For the Funds listed in Schedule A hereto, effective on or about August 15, 2025, the Funds’ Securities Lending Agent will transition from Brown Brothers Harriman & Co. to Mitsubishi UFJ Trust and Banking Corporation. Accordingly, the following changes will occur:

1.The following section is added in the section titled “MANAGEMENT OF THE TRUST,” before the sub-section titled “MANAGEMENT OF THE TRUST - DESCRIPTION OF SHARES”:
SECURITIES LENDING AGENT
The Board of Trustees has approved the participation of certain of the Funds in a securities lending program. Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) serves as the securities lending agent for the Global X PureCapSM MSCI Information Technology ETF, Global X PureCapSM MSCI Communication Services ETF, and Global X PureCapSM MSCI Consumer Discretionary ETF. Because the Funds were not operational at the end of the Trust’s last fiscal year, information about the securities lending income earned by the Funds and fees and/or compensation paid by the Funds pursuant to the securities lending program is not included in this SAI.
2.The section of the Funds’ SAI titled “OTHER INFORMATION - SECURITIES LENDING AGENTS” is hereby deleted in its entirety and replaced with the following:
The Bank of New York Mellon and Mitsubishi UFJ Trust and Banking Corporation serve as the securities lending agents for the Trust.

SCHEDULE A

FUND NAME
Global X PureCapSM MSCI Information Technology ETF
Global X PureCapSM MSCI Communication Services ETF
Global X PureCapSM MSCI Consumer Discretionary ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE